Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Forward exchange contracts	$2,259.4	$58.3

Financial liabilities

Held for trading
Forward exchange contracts	$94.1	$1,828.3

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2020

Sell NT$	January 2021 to March 2021	NT$144,698.0
Sell US$	January 2021 to March 2021	US$1,176.9

June 30, 2021
Sell NT$	July 2021 to September 2021	NT$153,952.4
Sell US$	July 2021 to September 2021	US$1,738.7